Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment pledged as collateral against borrowings	$ 111	$ 107